Condensed Parent Company Only Financial Statements (Condensed Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash in bank	$ 248,214	$ 194,171
Other assets	565,719	592,112
Total Assets	13,129,678	11,757,928
Liabilities	11,599,810	10,275,267
Shareholders' equity	1,529,868	1,482,661	1,303,457	961,318
Total liabilities and shareholders' equity	13,129,678	11,757,928
IBERIABANK Corporation [Member]
Cash in bank	63,207	98,390
Investment in subsidiaries	1,506,671	1,434,101
Other assets	89,966	75,061
Total Assets	1,659,844	1,607,552
Liabilities	129,976	124,891
Shareholders' equity	1,529,868	1,482,661
Total liabilities and shareholders' equity	$ 1,659,844	$ 1,607,552